Commitment and Contingencies - Additional Information (Details)	6 Months Ended
Jun. 30, 2015
Loss Contingencies [Line Items]
Charter agreement description of options	Under seven of the Company's charter agreements, the charterer had the option to (i) acquire the vessels at fair market value as determined by two independent brokers, at the date that the options were exercised, less $5,000 per vessel or, (ii) to require a cash payout of $5,000 per charter agreement in which case the charter agreement would automatically be terminated on the date of completion of the current voyage. These options were exercisable beginning late March 2015 and throughout the term of the charter agreements which expired through 2020. On June 25, 2015, the Company concluded an agreement with the charterer under which, the charterer agreed to forgo the exercise of the purchase option under the seven charter agreements in exchange for a reduction of $ 35,000 in overdue receivables, $5,000 cash payment to the Company and write off the remaining $16,471 in overdue receivables as of May 31, 2015, against to "Voyage revenues". Out of the $35,000 the $6,759 has been amortized, while the remaining $28,241 were written off as "Loss on contract cancellation". As part of the transaction, new time charters were agreed for a period of over four years.